STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

NOTE 13 STOCK-BASED COMPENSATION PLANS

Incentive Stock Plans

        On October 27, 2010, New GGP, Inc. adopted the General Growth Properties, Inc. 2010 Equity Plan (the "Equity Plan") which remains in effect after the Effective Date. The number of shares of New GGP, Inc. common stock reserved for issuance under the Equity Plan is equal to 4% of New GGP, Inc.'s outstanding shares on a fully diluted basis as of the Effective Date. The Equity Plan provides for grants of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, other stock-based awards and performance-based compensation (collectively, "the Awards"). Directors, officers and other employees of GGP's and its subsidiaries and affiliates are eligible for Awards. The Equity Plan is not subject to the Employee Retirement Income Security Act of 1974, as amended. No participant may be granted more than 4,000,000 shares, or the equivalent dollar value of such shares, in any year. Options granted under the Equity Plan will be designated as either nonqualified stock options or incentive stock options. An option granted as an incentive stock option will, to the extent it fails to qualify as an incentive stock option, be treated as a nonqualified option. The exercise price of an option may not be less than the fair value of a share of GGP's common stock on the date of grant. The term of each option will be determined prior to the date of grant, but may not exceed ten years.

        Pursuant to the Plan, on the Effective Date, unvested options issued by the Predecessor became fully vested. Each option to acquire a share of the Predecessor common stock was replaced by two options: an option to acquire one share of New GGP, Inc. common stock and a separate option to acquire 0.098344 of a share of HHC common stock.

        The exercise price under the Predecessor outstanding options was allocated to the New GGP, Inc. options and the HHC options based on the relative fair values of the two underlying stocks. For purposes of such allocation, the volume-weighted price of shares of New GGP, Inc. and HHC during the last ten-day trading period (the "Trading Period") ending on or before the 60th day after the Effective Date was used. As the date of emergence was November 9, 2010, the Trading Period was December 27, 2010 through January 7, 2011. The volume-weighted price of one New GGP, Inc. common share was $15.29 and one HHC common share was $54.13, during the Trading Period and, therefore, the exercise prices for the Predecessor options replaced were allocated in a ratio of approximately 74.15% to GGP and 25.85% to HHC. In addition, we agreed with HHC that all exercises of replacement options, except for those of two former senior executives that they exercised in 2010 immediately upon their termination of employment, would be settled by the employer of the Predecessor employee at the time of exercise.

Stock Options

        The following tables summarize stock option activity for the Equity Plan for the Successor and for the 2003 Incentive Stock Plan for the Predecessor for the periods ended December 31, 2011, November 9 through December 31, 2010, January 1, 2010 through November 9, 2010 and for 2009.

	Successor				Predecessor
	2011		2010		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Stock options outstanding at January 1	5,427,011	$20.21	5,413,917	$16.26	4,241,500	$31.63	4,730,000	$33.01
(November 10 for Successor in 2010), Granted	8,662,716	15.26	1,891,857	14.73	2,100,000	10.56	—	—
Stock dividend adjustment	—	—	—	—	58,127	30.32	—	—
Exercised	(51,988)	11.05	(1,828,369)	2.72	—	—	—	—
Forfeited	(1,606,792)	14.96	(25,000)	14.73	(55,870)	64.79	(290,000)	54.66
Expired	(927,078)	39.31	(25,394)	34.05	(929,840)	44.28	(198,500)	30.78

Stock options outstanding at December 31	11,503,869	$15.65	5,427,011	$20.21	5,413,917	$20.61	4,241,500	$31.63

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price
$9.00 - $13.00	2,102,363	8.6	$10.34	602,363	6.0	$10.57
$14.00 - $17.00	8,902,418	9.3	15.15	667,440	8.9	14.73
$34.00 - $37.00	—	—	—	—	—	—
$46.00 - $50.00	499,088	0.2	46.95	499,088	0.2	46.96

Total	11,503,869	8.7	$15.65	1,768,891	5.2	$22.40

Intrinsic value (in thousands)	$9,839			$2,874

        Stock options under the Equity Plan generally vest in 20% increments annually from one year from the grant date. Options under the 2003 Plan were replaced under the Plan with options, fully vested, in New GGP Inc. common stock. The intrinsic value of outstanding and exercisable stock options as of December 31, 2011 represents the excess of our closing stock price on that date, $15.02, over the exercise price multiplied by the applicable number of shares that may be acquired upon exercise of stock options, and is not presented in the table above if the result is a negative value. The intrinsic value of exercised stock options represents the excess of our stock price at the time the option was exercised over the exercise price and was $0.2 million for options exercised during the year ended December 31, 2011 and $23.7 million for options exercised during the period from November 10, 2010 through December 31, 2010, No stock options were exercised during the period of January 1, 2010 through November 9, 2010, or during the year ended December 31, 2009.

        The weighted-average fair value of stock options as of the grant date was $4.59 for stock options granted during the year ended December 31, 2011, $3.92 for stock options granted during the period from November 10, 2010 through December 31, 2010 and $4.99 for stock options granted during the period from January 1, 2010 through November 9, 2010. No stock options were granted during the year ended December 31, 2009.

Restricted Stock

        Pursuant to the Equity Plan and the 2003 Stock Incentive Plan, GGP and the Predecessor, respectively, made restricted stock grants to certain employees and non-employee directors. The vesting terms of these grants are specific to the individual grant. The vesting terms varied in that a portion of the shares vested either immediately or on the first anniversary and the remainder vested in equal annual amounts over the next two to five years. Participating employees were required to remain employed for vesting to occur (subject to certain exceptions in the case of retirement). Shares that did not vest were forfeited. Dividends are paid on restricted stock and are not returnable, even if the underlying stock does not ultimately vest. All the Predecessor grants of restricted stock became vested at the Effective Date. Each share of the Predecessor's previously restricted common stock was replaced on the Effective Date by one share of New GGP, Inc. common stock and 0.098344 of a share of HHC common stock (rounded down to the nearest whole share because no fractional HHC shares were issued in accordance with the Plan).

        The following table summarizes restricted stock activity for the respective grant year ended December 31, 2011, the periods from November 10, 2010 through December 31, 2010, the period from January 1, 2010 through November 9, 2010 and for the year ended December 31, 2009:

	Successor				Predecessor
	2011		2010		2010		2009
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested restricted stock grants outstanding as of beginning of period	2,807,682	$14.24	—	$—	275,433	$33.04	410,767	$41.29
Granted	84,659	14.98	3,053,092	14.21	90,000	15.14	70,000	2.10
Canceled	(329,292)	14.73	(12,500)	14.73	(8,097)	35.57	(69,628)	46.04
Vested	(846,117)	14.23	(232,910)	13.87	(357,336)	28.48	(135,706)	35.38

Nonvested restricted stock grants outstanding as of end of period	1,716,932	$14.19	2,807,682	$14.24	—	$—	275,433	$33.04

The weighted average remaining contractual term (in years) of nonvested awards as of December 31, 2011 was 2.7 years.

        The total fair value of restricted stock grants which vested was $12.1 million during the year ended December 31, 2011, $3.7 million during the period from November 10, 2010 through December 31, 2010, $5.6 million during the period from January 1, 2010 through November 9, 2010 and $0.1 million during the year ended December 31, 2009.

Threshold-Vesting Stock Options

        Under the 1998 Incentive Stock Plan (the "1998 Incentive Plan"), stock incentive awards to employees in the form of threshold-vesting stock options ("TSOs") have been granted. The exercise price of the TSO was the current market price ("CMP") as defined in the 1998 Incentive Plan of the Predecessor common stock on the date the TSO was granted. In order for the TSOs to vest, common stock must achieve and sustain the applicable threshold price for at least 20 consecutive trading days at any time during the five years following the date of grant. Participating employees must remain employed until vesting occurs in order to exercise the options. The threshold price was determined by multiplying the CMP on the date of grant by an Estimated Annual Growth Rate (7%) and compounding the product over a five-year period. TSOs granted in 2004 and thereafter were required to be exercised within 30 days of the vesting date or be forfeited. TSOs granted prior to 2004, all of which have vested, have a term of up to 10 years. Under the 1998 Incentive Plan, 8,163,995 options had been granted and there were no grants in 2008. The 1998 Incentive Plan terminated December 31, 2008. All unvested TSOs vested on the Effective Date and were replaced by vested GGP options and HHC options with equivalent terms as the former TSOs. As most TSOs were granted subsequent to 2004, the majority of the options as replacements for TSOs were forfeited on December 10, 2010. The following is information for the options as replacements for TSOs as of December 31, 2010 and for the year then ended:

Predecessor:
TSOs Outstanding, January 1, 2009	2,220,932
Forfeited/Canceled	(252,407)
Exercised	—

TSOs Outstanding, December 31, 2009	1,968,525
Stock Dividend Adjustment	30,917
Forfeited/Canceled	(305,027)
Exercised	(5,156)

TSOs Outstanding, November 9, 2010	1,689,259
Successor:
Forfeited/Expired(*)	(1,578,749)
Surrendered for cash	(1,085)

Options as replacements for TSOs outstanding, December 31, 2010	109,425
Stock Dividend Adjustment	2,370
Forfeited/Expired(*)	(8,789)
Exercised	(69,451)

Options as replacements for TSOs outstanding, December 31, 2011	33,555
Weighted Average Exercise Price Outstanding	$11.27
Weighted Average Remaining Term Outstanding	0.59
Fair Value of Outstanding Options on Effective Date (in thousands)	$465
(*)
All outstanding TSOs vested pursuant to the Plan on the Effective Date. The majority of the TSOs outstanding on the Effective Date had terms which stated that, once vested, such options would expire within 30 days if not exercised.

        Holders of in-the-money options under the 1998 Incentive Stock Plan had the right to elect, within sixty days after the Effective Date, to surrender such options for a cash payment equal to the amount by which the highest reported sales price for a share of the Predecessor common stock during the sixty-day period prior to and including the Effective Date exceeded the exercise price per share under such option, multiplied by the number of shares of common stock subject to such option.

Other Required Disclosures

        Historical data, such as the past performance of our common stock and the length of service by employees, is used to estimate expected life of the stock options, TSOs and our restricted stock and represents the period of time the options or grants are expected to be outstanding. The weighted average estimated values of options granted were based on the following assumptions:

	Successor		Predecessor
	Year Ended December 31, 2011	November 10, 2010 through December 31, 2010	January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
Risk-free interest rate(*)	1.25%	1.26%	1.39%	No options granted
Dividend yield(*)	2.50%	2.72%	2.86%	No options granted
Expected volatility	41.16%	38.00%	38.00%	No options granted
Expected life (in years)	6.5	5.0	5.0	No options granted
(*)
Weighted average

        Compensation expense related to stock-based compensation plans is summarized in the following table:

	Successor		Predecessor
	For the year ended December 31, 2011	For the period from November 10, 2010 through December 31, 2010	For the period from January 1, 2010 through November 9, 2010	For the year ended December 31, 2009
		(in thousands)
Stock options	$8,245	$953	$3,914	$1,943
Restricted stock	11,292	5,010	9,385	2,710
TSOs	—	—	2,892	3,986

Total	$19,537	$5,963	$16,191	$8,639

        The Successor consolidated statements of operations do not include any expense related to the conversion of the Predecessor options to acquire the Predecessor common stock into options to acquire New GGP, Inc. and HHC common stock as such options were fully vested at the Effective Date and no service period expense or compensation expense is therefore recognizable.

        As of December 31, 2011, total compensation expense which had not yet been recognized related to nonvested options and restricted stock grants was $61.6 million. Of this total, $19.5 million is expected to be recognized in 2012, $18.4 million in 2013, $12.0 million in 2014, $8.3 million in 2015 and $3.4 million in 2016. These amounts may be impacted by future grants, changes in forfeiture estimates or vesting terms, actual forfeiture rates which differ from estimated forfeitures and/or timing of TSO vesting.